UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2006

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
31	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Midcap Index Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

How did Dreyfus Midcap Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended April 30, 2006, Dreyfus Midcap Index Fund, Inc. produced a total return of 15.07% .1 The Standard & Poor's MidCap 400 Index ("S&P 400 Index"), the fund's benchmark, produced a total return of 15.26% for the same period.2,3

A growing U.S. economy and rising corporate profits helped midcap stocks produce generally positive results during the reporting period. These factors handily offset the potentially negative influences of rising interest rates and volatile energy prices.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the S&P 400 Index.The fund may also use stock index futures whose performance is tied to the S&P 400 Index as a substitute for the sale or purchase of stocks. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones. The S&P 400 Index was the first benchmark to represent the performance of the midcap stock market.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 400 Index.The fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings tend to be less predictable.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

During the reporting period, the midcap stock market generally benefited from stronger economic growth, employment gains and persistently low inflation. On the other hand, energy prices remained volatile, with oil prices falling from their post-Katrina peak during the final months of 2005 before soaring to new highs in 2006.At the same time, the Federal Reserve Board continued to raise short-term interest rates, making it more expensive for most consumers and businesses to borrow.

Nonetheless, the U.S. economy appeared to shrug off higher interest rates and fuel prices. Strong corporate profits and healthy balance sheets helped support an increase in capital spending among businesses, while consumer confidence has improved and spending has remained robust. Investors also appeared to remain optimistic, as reflected by higher stock prices and their preference for smaller, faster-growing companies over larger, better known businesses with slower-but-steadier growth rates. As a result, as they have for some time, midcap stocks continue to post greater gains than most large-cap companies during the reporting period.

Some of the midcap market's stronger gains were produced by semiconductor stocks in the information technology sector. Semiconductors often are viewed as building blocks for other industries, and demand has intensified from manufacturers of electronic goods such as video iPods, flat screen televisions and video game consoles. Energy stocks also helped fuel the midcap market's performance, as a number of oil services companies were awarded contracts to rebuild oil production and refinery capacity along the Gulf Coast.

Producer good stocks also contributed positively to the S&P 400 Index's results, as investors rewarded companies, such as coal producers, that offer alternatives to crude oil and natural gas. Many industrial parts manufacturers, heavy machinery stocks and defense firms also posted gains. Strength among specialty retailers was especially pronounced for industrial wholesalers that sell products such as tools, steel fasteners and welding machines.

Of course, some parts of the midcap market delivered less attractive returns. For example, publishing stocks generally languished during the reporting period, primarily due to a shift in advertising spending from traditional print media toward cable television and the Internet. Automobile parts suppliers also suffered due to financial problems affecting the major U.S. automobile manufacturers.

What is the fund's current strategy?

As an index fund, our strategy is to attempt to replicate the return of the S&P 400 Index by investing in all 400 stocks that comprise the S&P 400 Index. Accordingly, the fund's assets were allocated in proportions that closely approximated each industry group's representation in the S&P 400 Index. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, Inc., may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund's return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
[3] "Standard & Poor's®,""S&P®" and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.67
Ending value (after expenses)	$1,150.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund's annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—98.4%	Shares	Value ($)

Consumer Cyclical—13.0%
99 Cents Only Stores	99,495 [a,b]	1,186,975
Abercrombie & Fitch, Cl. A	181,610	11,029,175
Advance Auto Parts	224,250	9,019,335
Aeropostale	112,685 [b]	3,460,556
Airtran Holdings	185,250 [a,b]	2,589,795
Alaska Air Group	69,337 [b]	2,632,033
American Eagle Outfitters	272,700	8,835,480
AnnTaylor Stores	150,640 [b]	5,623,391
Applebee's International	154,150 [a]	3,577,821
ArvinMeritor	146,038 [a]	2,428,612
Bandag	24,150 [a]	968,898
Barnes & Noble	109,090 [a]	4,917,777
BJ's Wholesale Club	140,154 [a,b]	4,291,515
Bob Evans Farms	74,294	2,145,611
Borders Group	138,445	3,267,302
BorgWarner	118,585 [a]	7,201,667
Boyd Gaming	90,550 [a]	4,511,201
Brinker International	177,666 [a]	6,957,400
Callaway Golf	136,195	2,176,396
Carmax	217,315 [b]	7,673,393
CBRL Group	63,425 [a]	2,582,032
CDW	129,800 [a]	7,725,696
Cheesecake Factory	163,425 [a,b]	5,157,693
Chico's FAS	375,110 [a,b]	13,901,577
Claire's Stores	205,964	7,254,052
Dollar Tree Stores	220,550 [b]	5,749,738
Fastenal	256,700 [a]	12,016,127
Federal Signal	99,663	1,866,688
Foot Locker	323,490	7,498,498
Furniture Brands International	105,385 [a]	2,423,855
GameStop, Cl. A	118,400 [b]	5,588,480
Gentex	320,300	4,695,598
GTECH Holdings	262,125	8,954,190
Herman Miller	140,750	4,333,693
HNI	107,452 [a]	5,682,062
International Speedway, Cl. A	72,950	3,588,411

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
JetBlue Airways	319,225 [a,b]	3,275,248
Lear	139,245 [a]	3,283,397
Michaels Stores	277,080	10,481,936
Modine Manufacturing	69,570	2,018,226
Mohawk Industries	109,540 [a,b]	8,774,154
MSC Industrial Direct, Cl. A	112,300	5,823,878
O'Reilly Automotive	232,300 [b]	7,870,324
OSI Restaurant Partners	136,195 [a]	5,815,527
Pacific Sunwear of California	153,800 [b]	3,583,540
Payless Shoesource	142,190 [b]	3,266,104
PetSmart	291,000 [a]	8,049,060
Pier 1 Imports	179,905 [a]	2,171,453
Polo Ralph Lauren	126,100	7,656,792
Rent-A-Center	143,500 [a,b]	3,963,470
Ross Stores	299,600	9,179,744
Ruby Tuesday	120,395 [a]	3,584,159
Ruddick	71,580 [a]	1,661,372
Saks	288,070 [a]	5,801,730
Sotheby's Holdings, Cl. A	92,927 [b]	2,786,881
Thor Industries	71,785 [a]	3,623,707
Timberland, Cl. A	113,750 [a,b]	3,873,188
Urban Outfitters	228,700 [b]	5,305,840
Williams-Sonoma	239,225 [a]	10,016,351
		315,378,804
Consumer Staples—1.4%
Blyth	55,250 [a]	1,135,387
Church & Dwight	133,614	4,899,625
Hormel Foods	151,535	5,085,515
JM Smucker	120,688	4,738,211
Lancaster Colony	51,849 [a]	2,128,401
PepsiAmericas	126,435 [a]	2,986,395
Sensient Technologies	97,578	2,005,228
Smithfield Foods	205,020 [b]	5,515,038
Tootsie Roll Industries	53,748 [a]	1,572,129
Tupperware Brands	110,740	2,336,614
Universal/Richmond, VA	53,366 [a]	2,031,644
		34,434,187

Common Stocks (continued)	Shares	Value ($)

Energy—10.5%
AGL Resources	161,402	5,710,403
Aqua America	266,723	6,374,680
Aquila	774,520 [b]	3,353,672
Cooper Cameron	240,370 [a,b]	12,076,189
Denbury Resources	239,100 [b]	7,794,660
ENSCO International	318,145	17,017,576
Equitable Resources	248,380	8,819,974
FMC Technologies	142,151 [a,b]	7,758,601
Forest Oil	113,235 [b]	4,141,004
Grant Prideco	270,748 [b]	13,862,297
Helmerich & Payne	108,285 [a]	7,876,651
National Fuel Gas	175,124	5,822,873
Newfield Exploration	266,370 [a,b]	11,880,102
Noble Energy	364,924	16,414,281
ONEOK	243,015	8,021,925
Patterson-UTI Energy	358,200 [a]	11,591,352
Pioneer Natural Resources	266,625	11,416,882
Plains Exploration & Production	162,495 [b]	5,991,191
Pogo Producing	124,140 [a]	6,168,517
Pride International	335,635 [b]	11,710,305
Questar	176,796 [a]	14,152,520
Quicksilver Resources	139,200 [a,b]	5,768,448
Smith International	416,570 [a]	17,591,751
Southwestern Energy	347,300 [b]	12,509,746
Tidewater	125,390 [a]	7,302,714
Vectren	157,875	4,218,420
Western Gas Resources	120,195 [a]	6,250,140
WGL Holdings	101,040 [a]	2,972,597
		254,569,471
Health Care—9.9%
Advanced Medical Optics	138,276 [a,b]	6,443,662
Affymetrix	139,700 [a,b]	4,002,405
Apria Healthcare Group	87,900 [a,b]	1,925,010
Beckman Coulter	130,864	6,721,175
Cephalon	124,400 [a,b]	8,168,104
Charles River Laboratories International	149,900 [a,b]	7,082,775
Community Health Systems	202,115 [b]	7,324,648

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Covance	130,690 [a,b]	7,625,762
Cytyc	239,050 [b]	6,179,442
Dentsply International	162,950 [a]	9,723,226
Edwards Lifesciences	122,785 [b]	5,456,565
Gen-Probe	106,500 [b]	5,694,555
Health Net	238,140 [b]	9,692,298
Henry Schein	181,000 [b]	8,438,220
Hillenbrand Industries	127,090	6,527,342
Intuitive Surgical	73,500 [a,b]	9,334,500
Invitrogen	110,000 [a,b]	7,261,100
LifePoint Hospitals	118,300 [a,b]	3,750,110
Lincare Holdings	198,150 [a,b]	7,832,870
Martek Biosciences	66,500 [a,b]	1,975,050
Medicis Pharmaceutical, Cl. A	112,800 [a]	3,708,864
Millennium Pharmaceuticals	646,962 [b]	5,874,415
Mine Safety Appliances	54,500	2,278,100
Omnicare	248,365 [a]	14,084,779
Par Pharmaceutical Cos	71,000 [a,b]	1,828,250
PDL BioPharma	233,850 [a,b]	6,730,203
Perrigo	171,700 [a]	2,740,332
Pharmaceutical Product Development	208,500	7,478,895
Sepracor	219,900 [a,b]	9,816,336
STERIS	140,245 [a]	3,228,440
Techne	81,500 [b]	4,617,790
Triad Hospitals	178,547 [a,b]	7,356,136
Universal Health Services, Cl. B	113,135 [a]	5,746,127
Valeant Pharmaceuticals International	192,050 [a]	3,437,695
Varian	64,500 [b]	2,790,915
Varian Medical Systems	273,880 [a,b]	14,345,834
VCA Antech	171,300 [b]	5,325,717
Vertex Pharmaceuticals	227,450 [a,b]	8,272,357
		240,820,004
Interest Sensitive—17.8%
AG Edwards	156,924 [a]	8,291,864
AMB Property	181,450	9,070,685
American Financial Group/OH	97,254 [a]	4,306,407
AmeriCredit	267,445 [b]	8,098,235
AmerUs Group	80,160	4,701,384

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Arthur J. Gallagher & Co.	198,455	5,445,605
Associated Banc-Corp	281,993 [a]	9,537,003
Astoria Financial	179,075	5,608,629
Bank of Hawaii	106,355	5,776,140
BISYS Group	250,425 [b]	3,991,774
Brown & Brown	230,480 [a]	7,197,890
Cathay General Bancorp	104,000	3,979,040
City National/Beverly Hills, CA	86,187	6,288,203
Colonial BancGroup	319,875	8,294,359
Commerce Bancorp/NJ	359,900 [a]	14,518,366
Cullen/Frost Bankers	98,330 [a]	5,691,340
Developers Diversified Realty	225,900	12,017,880
Eaton Vance	267,890 [a]	7,626,828
Everest Re Group	134,385	12,229,035
Fidelity National Financial	359,665	15,098,737
First American	198,405 [a]	8,452,053
First Niagara Financial Group	234,600	3,284,400
FirstMerit	165,550 [a]	4,070,874
Greater Bay Bancorp	104,600	2,889,052
Hanover Insurance Group	111,285	5,886,976
HCC Insurance Holdings	230,310 [a]	7,713,082
Highwoods Properties	112,030	3,533,426
Horace Mann Educators	89,100 [a]	1,551,231
Hospitality Properties Trust	149,040 [a]	6,423,624
Independence Community Bank	153,000	6,426,000
IndyMac Bancorp	133,690 [a]	6,459,901
Investors Financial Services	135,400 [a]	6,480,244
Jefferies Group	104,630	6,952,664
Liberty Property Trust	182,950 [a]	8,177,865
Longview Fibre	105,886	2,759,389
Macerich	148,000 [a]	10,836,560
Mack-Cali Realty	128,785 [a]	5,823,658
Mercantile Bankshares	255,201	9,590,454
Mercury General	73,600 [a]	3,928,032
MoneyGram International	176,955	5,998,775
New Plan Excel Realty Trust	216,410 [a]	5,334,507
New York Community Bancorp	542,519	9,336,752

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Interest Sensitive (continued)
Ohio Casualty	131,435		3,897,048
Old Republic International	475,912	[a]	10,589,042
PMI Group	185,660	[a]	8,568,209
Potlatch	79,483		3,095,068
Protective Life	144,445		7,280,028
Radian Group	172,405		10,813,242
Raymond James Financial	179,992		5,462,757
Rayonier	158,273	[a]	6,514,517
Regency Centers	141,400		8,920,926
SEI Investments	131,600		5,650,904
Stancorp Financial Group	113,400		5,595,156
SVB Financial Group	72,325	[a,b]	3,671,940
TCF Financial	234,990		6,311,831
Texas Regional Bancshares, Cl. A	94,170		2,699,854
United Dominion Realty Trust	278,320	[a]	7,567,521
Unitrin	93,790		4,581,642
Waddell & Reed Financial, Cl. A	173,850	[a]	4,088,952
Washington Federal	180,518		4,317,991
Webster Financial	110,230	[a]	5,175,299
Weingarten Realty Investors	166,600	[a]	6,565,706
Westamerica Bancorporation	65,500	[a]	3,349,670
Wilmington Trust	140,740	[a]	6,234,782
WR Berkley	350,250		13,106,355
			433,737,363
Producer Goods—18.1%
AGCO	187,705	[a,b]	4,442,977
Airgas	139,595		5,646,618
Albemarle	79,200		3,787,344
Alexander & Baldwin	91,537		4,564,950
Alliant Techsystems	75,600	[a,b]	6,047,244
Arch Coal	147,600	[a]	14,020,524
Beazer Homes USA	85,300	[a]	4,915,839
Bowater	115,895	[a]	3,160,457
Brink's	100,135		5,086,858
Cabot	131,140	[a]	4,721,040
Carlisle Cos	60,782		5,136,079
CH Robinson Worldwide	354,300		15,713,205

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Chemtura	497,203	6,065,877
Con-Way	108,185 [a]	6,028,068
Crane	104,800 [a]	4,427,800
Cytec Industries	82,700	5,000,869
Donaldson	141,766	4,712,302
DRS Technologies	82,600 [a]	4,586,778
Dycom Industries	83,500 [b]	1,829,485
Energizer Holdings	129,750 [a,b]	6,636,712
Expeditors International Washington	221,000 [a]	18,919,810
Ferro	86,849	1,674,449
Florida Rock Industries	97,900 [a]	6,106,023
Flowserve	116,550 [b]	6,703,956
FMC	80,200	5,097,512
GATX	105,196	4,923,173
Glatfelter	91,650	1,715,688
Graco	142,045	6,640,604
Granite Construction	68,287	3,165,785
Harsco	86,696 [a]	7,226,112
Hovnanian Enterprises, Cl. A	74,240 [a,b]	2,952,525
Hubbell, Cl. B	125,565	6,485,432
Jacobs Engineering Group	121,027 [a,b]	10,008,933
JB Hunt Transport Services	255,800 [a]	6,095,714
Joy Global	255,100 [a]	16,757,519
Kennametal	81,550	5,043,868
Lubrizol	141,388	6,165,931
Lyondell Chemical	424,798	10,237,632
Martin Marietta Materials	94,880	10,072,461
MDC Holdings	67,500 [a]	3,900,150
MDU Resources Group	248,675 [a]	9,138,806
Minerals Technologies	41,350	2,366,047
Nordson	69,386	3,708,682
Olin	149,585	3,073,972
Oshkosh Truck	152,400	9,326,880
Overseas Shipholding Group	61,445	3,000,359
Packaging Corp. of America	124,615 [a]	2,801,345
Peabody Energy	548,460 [a]	35,024,656

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Pentair	210,340	8,051,815
Precision Castparts	277,872 [a]	17,500,378
Quanta Services	244,580 [a,b]	3,967,088
RPM International	245,083	4,509,527
Ryland Group	95,400 [a]	6,020,694
Scotts Miracle-Gro, Cl. A	94,400 [a]	4,178,144
Sequa, Cl. A	13,386 [b]	1,137,810
Sonoco Products	204,583	6,407,539
SPX	123,695 [a]	6,772,301
Steel Dynamics	89,800	5,607,112
Swift Transportation	110,550 [a,b]	3,310,972
Tecumseh Products, Cl. A	38,350	880,132
Teleflex	83,975	5,478,529
Thomas & Betts	109,740 [b]	6,249,693
Timken	173,900	6,069,110
Toll Brothers	243,790 [a,b]	7,837,849
Trinity Industries	90,401 [a]	5,740,463
Valspar	210,660	5,961,678
Werner Enterprises	107,450 [a]	2,060,891
Worthington Industries	148,300 [a]	2,928,925
YRC Worldwide	120,400 [b]	5,056,800
		440,592,500
Services—9.8%
Acxiom	160,000 [a]	4,147,200
Adesa	185,679	4,736,671
Alliance Data Systems	138,450 [a,b]	7,614,750
American Greetings, Cl. A	131,695 [a]	2,965,771
Banta	50,136	2,535,879
Belo, Cl. A	189,239 [a]	3,468,751
Career Education	203,500 [b]	7,503,045
Catalina Marketing	81,385 [a]	1,927,197
Ceridian	301,140 [b]	7,296,622
ChoicePoint	183,171 [a,b]	8,065,019
Cognizant Technology Solutions, Cl. A	286,400 [b]	18,217,904
Copart	144,100 [b]	3,869,085

14

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Corinthian Colleges	178,200 [a,b]	2,653,398
Corporate Executive Board	81,800	8,763,234
CSG Systems International	100,750 [b]	2,546,960
Deluxe	103,900 [a]	2,476,976
DeVry	121,395 [a,b]	3,139,275
DST Systems	130,550 [a,b]	8,031,436
Dun & Bradstreet	138,740 [a,b]	10,685,755
Education Management	139,200 [b]	5,910,432
Emmis Communications, Cl. A	76,450 [b]	940,335
Entercom Communications	71,685 [a]	1,897,502
Fair Isaac	134,795	5,002,242
Fidelity National Information Services	193,960 [a]	7,370,480
Gartner	120,930 [b]	1,695,439
Hanover Compressor	190,342 [a,b]	3,837,295
Harte-Hanks	117,680	3,212,664
ITT Educational Services	77,700 [b]	4,937,835
Jack Henry & Associates	155,650 [a]	3,494,342
Kelly Services, Cl. A	40,085	1,109,152
Korn/Ferry International	87,800 [b]	1,843,800
Laureate Education	103,200 [b]	5,169,288
Lee Enterprises	94,850	2,921,380
Manpower	182,055	11,860,883
Media General, Cl. A	49,900 [a]	2,049,892
MPS Group	209,715 [b]	3,347,051
Navigant Consulting	104,300 [b]	2,198,644
Reader's Digest Association	200,965 [a]	2,769,298
Regis	94,200	3,303,594
Republic Services	250,845	11,039,688
Rollins	61,123	1,237,741
Scholastic	74,550 [a,b]	1,978,557
Scientific Games, Cl. A	135,300 [b]	5,153,577
Stericycle	91,200 [b]	6,004,608
Telephone and Data Systems	212,735	8,339,212
United Rentals	138,795 [a,b]	4,950,818
Valassis Communications	98,630 [a,b]	2,886,900

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Washington Post, Cl. B	12,179 [a]	9,329,114
Westwood One	132,310	1,276,792
		237,713,483
Technology—13.0%
3Com	809,600 [a,b]	4,363,744
Activision	573,254 [b]	8,134,474
ADTRAN	141,400	3,554,796
Advent Software	33,350 [b]	1,173,920
AMETEK	146,384	7,212,340
Amphenol, Cl. A	184,200	10,646,760
Anteon International	67,800 [b]	3,705,270
Arrow Electronics	250,082 [b]	9,052,968
Atmel	881,400 [a,b]	4,618,536
Avnet	303,183 [b]	7,928,235
Avocent	102,150 [a,b]	2,751,921
Cabot Microelectronics	50,462 [a,b]	1,650,612
Cadence Design Systems	587,590 [b]	11,123,079
CheckFree	189,200 [b]	10,192,204
CommScope	117,390 [b]	3,879,740
Credence Systems	207,000 [a,b]	1,467,630
Cree	158,200 [a,b]	4,717,524
Cypress Semiconductor	280,543 [a,b]	4,814,118
Diebold	143,696	6,114,265
F5 Networks	82,800 [a,b]	4,848,768
Fairchild Semiconductor International	251,875 [a,b]	5,206,256
Harris	277,780	12,936,215
Imation	72,400	3,040,800
Ingram Micro, Cl. A	240,300 [b]	4,419,117
Integrated Device Technology	415,060 [a,b]	6,317,213
International Rectifier	146,990 [a,b]	6,643,948
Intersil, Cl. A	294,800	8,729,028
Kemet	179,850 [b]	1,944,179
Lam Research	289,950 [b]	14,172,756
Lattice Semiconductor	235,500 [b]	1,566,075
Macrovision	106,500 [b]	2,438,850

16

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
McAfee	344,705 [b]	8,993,353
McData, Cl. A	316,950 [a,b]	1,530,869
MEMC Electronic Materials	342,300 [a,b]	13,897,380
Mentor Graphics	164,159 [b]	2,155,408
Micrel	132,250 [b]	1,698,090
Microchip Technology	441,650 [a]	16,455,879
National Instruments	114,700 [a]	3,632,549
Newport	82,825 [b]	1,590,240
Plantronics	97,450	3,654,375
Plexus	92,250 [b]	4,018,410
Polycom	180,300 [a,b]	3,966,600
Powerwave Technologies	229,250 [a,b]	2,556,138
Reynolds & Reynolds, Cl. A	106,042	3,153,689
RF Micro Devices	392,500 [b]	3,650,250
Roper Industries	177,800	8,438,388
RSA Security	147,150 [b]	3,081,321
Semtech	151,000 [b]	2,831,250
Silicon Laboratories	93,800 [a,b]	4,372,018
SRA International, Cl. A	77,700 [b]	2,487,954
Sybase	188,860 [b]	4,111,482
Synopsys	298,200 [a,b]	6,509,706
Tech Data	117,000 [a,b]	4,296,240
Transaction Systems Architects	77,050 [b]	3,077,377
Triquint Semiconductor	290,238 [b]	1,575,992
Utstarcom	217,900 [a,b]	1,514,405
Vishay Intertechnology	382,149 [b]	5,969,167
Western Digital	454,600 [b]	9,564,784
Wind River Systems	154,950 [b]	1,767,979
Zebra Technologies, Cl. A	145,795 [b]	5,786,603
		315,703,237
Utilities—4.9%
Alliant Energy	242,949	7,764,650
Black Hills	68,692	2,500,389
Cincinnati Bell	510,250 [b]	2,143,050
DPL	262,330 [a]	7,127,506

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Duquesne Light Holdings	162,045 [a]	2,749,904
Energy East	306,066	7,394,554
Great Plains Energy	155,075 [a]	4,380,869
Hawaiian Electric Industries	168,053 [a]	4,515,584
IDACORP	88,033 [a]	2,997,524
Leucadia National	170,292 [a]	10,345,239
Northeast Utilities	318,040 [a]	6,408,506
NSTAR	221,370	6,120,880
OGE Energy	187,751	5,662,570
Pepco Holdings	393,813 [a]	9,089,204
PNM Resources	142,531	3,607,460
Puget Energy	239,300 [a]	4,970,261
SCANA	237,279	9,287,100
Sierra Pacific Resources	416,336 [a,b]	5,878,664
Westar Energy	180,205	3,773,493
Wisconsin Energy	242,512	9,470,094
WPS Resources	82,900 [a]	4,144,171
		120,331,672
Total Common Stocks
(cost $1,797,808,465)		2,393,280,721

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.53%, 5/11/06	350,000 [c]	349,573
4.53%, 6/8/06	450,000 [c]	447,863
4.57%, 6/22/06	200,000 [c]	198,688
4.57%, 7/20/06	1,500,000 [c]	1,484,760
Total Short-Term Investments
(cost $2,480,855)		2,480,884

18

Other Investment—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $55,189,000)	55,189,000 [d]	55,189,000

Investment of Cash Collateral
for Securities Loaned—14.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $350,228,342)	350,228,342 [d]	350,228,342

Total Investments (cost $2,205,706,662)	115.2%	2,801,178,947
Liabilities, Less Cash and Receivables	(15.2%)	(370,479,376)
Net Assets	100.0%	2,430,699,571

[a] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $348,579,992 and the total market value of the collateral held by the fund is $359,197,088, consisting of cash collateral of $350,228,342 and U.S. Government and agency securities valued at $8,968,746.
[b] Non-income producing security.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Producer Goods	18.1	Health Care	9.9
Interest Sensitive	17.8	Services	9.8
Short-Term/		Utilities	4.9
Money Market Investments	16.8	Consumer Staples	1.4
Consumer Cyclical	13.0	Futures	.1
Technology	13.0
Energy	10.5		115.3

† Based on net assets. See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES April 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
Standard & Poor's Midcap 400	69	27,827,700	June 2006	795,225
Standard & Poor's
Midcap 400 E-mini	448	36,135,680	June 2006	530,205
				1,325,430

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $348,579,992)—Note 1(b):
Unaffiliated issuers	1,800,289,320	2,395,761,605
Affiliated issuers	405,417,342	405,417,342
Cash		4,279,297
Receivable for shares of Common Stock subscribed		2,352,007
Dividends and interest receivable		1,433,319
Receivable for investment securities sold		1,412,594
Receivable for futures variation margin—Note 4		384,880
		2,811,041,044

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		998,832
Liability for securities on loan—Note 1(b)		350,228,342
Payable for shares of Common Stock redeemed		29,114,299
		380,341,473

Net Assets ($)		2,430,699,571

Composition of Net Assets ($):
Paid-in capital		1,792,041,337
Accumulated undistributed investment income—net		8,112,325
Accumulated net realized gain (loss) on investments		33,748,194
Accumulated net unrealized appreciation
(depreciation) on investments (including $1,325,430
net unrealized appreciation on financial futures)		596,797,715

Net Assets ($)		2,430,699,571

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		79,781,378
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		30.47

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,402,241
Affiliated issuers	248,464
Interest	681,551
Income from securities lending	1,477,720
Total Income	16,809,976
Expenses:
Management fee—Note 3(a)	2,843,900
Shareholder servicing costs—Note 3(b)	2,843,900
Loan commitment fees—Note 2	13,005
Total Expenses	5,700,805
Investment Income—Net	11,109,171

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	72,006,079
Net realized gain (loss) on financial futures	2,499,286
Net Realized Gain (Loss)	74,505,365
Net unrealized appreciation (depreciation) on
investments (including $2,080,375 net
unrealized appreciation on financial futures)	228,748,447
Net Realized and Unrealized Gain (Loss) on Investments	303,253,812
Net Increase in Net Assets Resulting from Operations	314,362,983

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	11,109,171	19,383,029
Net realized gain (loss) on investments	74,505,365	81,283,171
Net unrealized appreciation
(depreciation) on investments	228,748,447	176,037,948
Net Increase (Decrease) in Net Assets
Resulting from Operations	314,362,983	276,704,148

Dividends to Shareholders from ($):
Investment income—net	(19,493,377)	(10,202,037)
Net realized gain on investments	(86,704,318)	(46,191,599)
Total Dividends	(106,197,695)	(56,393,636)

Capital Stock Transactions ($):
Net proceeds from shares sold	399,556,707	732,118,369
Dividends reinvested	99,747,297	52,208,923
Cost of shares redeemed	(335,991,778)	(471,676,098)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	163,312,226	312,651,194
Total Increase (Decrease) in Net Assets	371,477,514	532,961,706

Net Assets ($):
Beginning of Period	2,059,222,057	1,526,260,351
End of Period	2,430,699,571	2,059,222,057
Undistributed investment income—net	8,112,325	16,496,531

Capital Share Transactions (Shares):
Shares sold	13,612,018	27,507,485
Shares issued for dividends reinvested	3,549,776	1,995,016
Shares redeemed	(11,422,372)	(17,629,539)
Net Increase (Decrease) in Shares Outstanding	5,739,422	11,872,962

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to match the performance of the Standard & Poor's Midcap 400 Index.The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at originations, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned,in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $16,244,879 and long-term capital gains $40,148,757.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $40,000 and a fee of $5,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus

Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the fund directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund's average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, the fund was charged $2,843,900 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of management fees $499,416 and shareholders services fee of $499,416.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, subject to exceptions, including redemptions made through the use of the fund's exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2006, amounted to $259,094,178 and $201,974,622, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated net unrealized appreciation on investments was $595,472,285, consisting of $668,396,700 gross unrealized appreciation and $72,924,415 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a Board of Directors meeting held on March 7, 2006, the Board unanimously approved the continuation of the fund's Management Agreement for a one-year term ending March 30, 2007.The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objective to the fund derived from data compiled by Lipper Inc., an independent third party ("Lipper").

During the meeting, the Board members discussed the continuance of the Management Agreement with senior management of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representatives of the Manager were present, to continue their discussion of continuance of the Management Agreement. In determining to continue the Management Agreement, the Board considered all factors which they believed to be relevant, including, among other things, the factors discussed below.

Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board members also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

The Board members also considered the Manager's research and portfolio management capabilities and the Manager's oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager's extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund's performance was compared to that of a performance universe, consisting of all funds with the same Lipper classification/objective, and a performance group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund's contractual and actual management fee and operating expenses were compared to those of an expense universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an expense group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted the fund was ranked in the first or second quintile among its performance group, and exceeded the average total return of the performance group, for various periods ended January 31, 2006. The Board also noted that the difference in returns between the fund and the S&P 400 Index was primarily due to the fund's transactions costs and other operating expenses.

In its review of the fund's management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the expense group and expense universe, noting, among other things, that the fund's actual management fee and total expense ratio was below the expense group average and median. The Board further noted that the fund's management fee and actual total expense ratio were lower than the median of the expense group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the "Similar Accounts"), and explained the nature of the Similar Accounts and the differences, from the Manager's perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager, to evaluate the appropriateness and reasonableness of the fund's management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. It was noted that economies of scale also could be realized through an adviser's reinvestment of money back into its business for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the Manager's respective profitability percentages for managing the fund were not unreasonable given the fund's overall performance and generally superior service levels provided. It also was noted that the profitability percentage for managing the portfolio was within rangers determined by appropriate court cases to be reasonable given the services provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Board members made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate;
  The Board was satisfied with the fund's overall performance;
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund; and

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
  The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0113SA0406

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 30, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)